SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023
Equity [Abstract]
Number of Shares, Outstanding, Balance	3,396		105
Weighted Average Price Per Share, Outstanding, Balance	$ 5,440		$ 200,270
Number of Shares, Granted	15,000,000		3,305
Weighted Average Price Per Share, Issued	$ 0.01		$ 10
Number of Shares, Exercised			(13)
Weighted Average Price Per Share, Exercised			$ 52,081
Number of Shares, Forfeited			(1)
Weighted Average Price Per Share, Forfeited			$ 2,000,000
Number of Shares, Expired
Weighted Average Price Per Share, Expired
Number of Shares, Exercised			13
Number of Shares, Forfeited			1
Number of Shares, Expired
Number of Shares, Outstanding, Balance	15,003,396	[1]	3,396
Weighted Average Price Per Share, Outstanding, Ending balance	$ 1.24		$ 5,440
Number of Shares, Exercisable, Balance	15,003,378
Weighted Average Price Per Share, Exercisable, Balance	$ 1.24
Weighted average remaining contractual term	2 years 3 days
Aggregate intrinsic value

[1]	The total warrants of 15,003,396 above which are exercisable into common stock consisted of the following: